UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)         (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2021
For the Fiscal Period from October 1, 2020 through March 31, 2021
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Aspiration Redwood Fund Shareholder,

Thank you for investing in the Aspiration Redwood Fund.

As we turn the page on a tumultuous 2020 and look to the future, we come to a “moment of truth for people and planet alike,” to borrow a phrase from UN Secretary General António Guterres in his State of the Planet speech last December.1 The past six months have given us many reasons to be hopeful—over one billion doses of Covid-19 vaccination have been delivered globally,2 President Biden has pledged to cut emissions in the US to 50% of 2005 levels by 2030,3 and a year of social pressure from the Black Lives Matter movement has seen a guilty verdict in the murder trial of George Floyd, representing accountability—but not yet justice—for the systemic racism in our institutions.

However, we can’t let these signs of progress make us complacent. 2020 was tied for the hottest year on record, despite the cooling effects of La Niña.4 Arctic sea ice froze later than any prior year.5 The North Atlantic hurricane season saw a record 30 named storms.6 And the long-overdue conversations that are starting to take place around diversity, equity and inclusion have made clear that we have a long way to go to restructure our society more equitably.

That is why we at Aspiration feel it is more important than ever to invest our values—for people and planet alike. By joining us in investing in the Redwood Fund, you are adding your voice to the chorus demanding that the companies we financially support do their part to make our air more breathable and our society more inclusive. You are also expressing your belief that it is possible to do well by doing good. And so far, you’re right. Over the last 5 years, the Redwood Fund has returned 18.28% annually, beating the S&P 500 by 1.99%.7 We believe our success shows that companies that operate sustainably and ethically tend to perform better and are better equipped to face the challenges of a fast-changing world.

For more discussion on market conditions and the Fund’s positioning and strategy, please see below.

To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance or such companies.  The Fund returned 26.49% for the 6-month reporting period ended March 31, 2021 and outperformed the S&P 500 Index (the benchmark). The benchmark returned 19.07% for the same reporting period.

1https://www.un.org/sg/en/content/sg/speeches/2020-12-02/address-columbia-university-the-state-of-the-planet
2 https://www.bloomberg.com/graphics/covid-vaccine-tracker-global-distribution/
3https://www.nbcnews.com/politics/white-house/biden-will-commit-halving-u-s-emissions-2030-part-paris-n1264892
4 https://climate.nasa.gov/news/3061/2020-tied-for-warmest-year-on-record-nasa-analysis-shows/
5https://www.theguardian.com/world/2020/oct/22/alarm-as-arctic-sea-ice-not-yet-freezing-at-latest-date-on-record
6 https://www.noaa.gov/media-release/record-breaking-atlantic-hurricane-season-draws-to-end
7 5-year returns as of 3/31/2021: https://www.morningstar.com/funds/xnas/redwx/performance

Over the 6-month period ending March 31, 2021, US Equity markets posted positive returns. In the last quarter of 2020, despite renewed pandemic restrictions, sentiment was boosted by the start of the vaccination program in the US. In December, policy makers also delivered measures to support continued growth, including the approval of a$900 billion stimulus package. US stocks ended 2020 on a high note and climbed 4.5% to end the year 20.9% higher. As we moved into 2021, the improved growth outlook and signs of reemerging inflation pushed 10-year US Treasury yields sharply higher. Yields rose by 83 basis points from 0.91% at the beginning of the year to 1.74% at the end of March. The increase has been driven both by rising inflation expectations and by an increase in real rates on the prospect of substantial further US fiscal stimulus. By the end of March 2021, 29% of the US population had received at least one dose of the COVID-19 vaccine, and these figures are expected to climb. The combination of higher growth and higher yields prompted a shift into more cyclical sectors of the equity market and a rotation out of growth into value stocks. It also triggered periodic bouts of volatility on repositioning flows.

Over the reporting period, the Fund delivered positive returns, and outperformed its benchmark; S&P 500. Performance commentary supplied below references performance relative to the benchmark. More broadly, stock selection was the main driver to outperformance.  Positive stock selection in Information Technology, Industrials and Consumer Discretionary added the most value. Meanwhile, the Fund’s structural underweight to Energy detracted the most. Stock selection in Financials and the Fund’s underweight to and stock selection in Communication Services were also negative.

Despite broad optimism, setbacks in tackling the pandemic remain a potential source of volatility. The Fund’s strategy is a fully active strategy, and the Fund’s investment team has been increasing exposures where short-term price movements provide opportunities. During the last quarter of 2020, the Sub-Advisor (as defined herein) aimed to increase some of the cyclicity of the portfolio, while maintaining a strong focus on risk management. The Fund’s largest overweight is to Industrials, and during the 6-month reporting period, we have increased our active exposure by approximately 4%. The Fund is also overweight to Information Technology, preferring more cyclical style technology names. The Fund has also increased its exposure to Financials over the past 6 months. Compared to the end of September when the Fund was essentially neutral compared to the benchmark, the Fund now has an approximate 3% overweight to this sector as at end March 2021. The Fund’s largest underweights are to Communication Services and Consumer Discretionary. It also has a structural underweight to Energy.

Looking ahead, as the world focuses on recovery, the conversation is focusing on a "green recovery." Moreover, on his first day in office in January, President Biden re-joined the Paris Agreement as promised. We believe this marks a significant change in direction in policy in the US that could be very positive for sustainable investing and that this portfolio of well-diversified portfolio of sustainable companies is well positioned to benefit from this renewed focus.

Thank you again for entrusting us with your investment in the Aspiration Redwood Fund, and for joining us in our mission to create a cleaner, fairer world.

Best,

Andrei Cherny
CEO, Aspiration Partners, Inc.

PS. Do you know anyone else you think would be a good fit to join Aspiration’s growing community of socially-conscious investors? Please put in a good word for us!

Aspiration Fund Adviser, LLC is an SEC registered investment adviser. Aspiration Financial, LLC is a registered broker-dealer and Member FINRA/SIPC that offers cash management accounts, including the Aspiration Spend & Save Account, and has been approved to be the Fund’s principal underwriter, but has not yet begun serving in that role. Aspiration Fund Adviser, LLC and Aspiration Financial, LLC are subsidiaries of Aspiration Partners, Inc. (“Aspiration”).
S&P 500 – A capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

This communication should not be construed as an offer, solicitation of an offer, or advice to buy or sell securities. Aspiration does not offer or provide investment, financial, tax, or legal advice. Aspiration is not a bank.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Management Risk, Market Risk, Equity Securities Risk, Focused Investment Risk, Derivatives Risk, Convertible Securities Risk, Limited Capitalization Risk, Portfolio Turnover Risk, IPOs Risk, Foreign Investing Risk, Futures Risk, Leverage Risk Associated with Financial Instruments Risk, Investment Company Risk, REITs Risk, Temporary Defensive Positions Risk, and Cybersecurity Risk. More information about these risks can be found in the Fund’s prospectus and summary prospectus.

An investor should carefully consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus and summary prospectus contain this and other information about the Fund. Copies of the prospectus and summary prospectus are available at funds.aspiration.com or by calling Shareholder Services at 800-683-8529. The prospectus and summary prospectus should be read carefully before investing. Current and future holdings are subject to change and risk. Nothing on this email should be considered a solicitation to buy or an offer to sell shares of any fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

 Aspiration Fund Adviser, LLC is the adviser to the Aspiration Redwood Fund, which is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, (800) 773-3863. There is no affiliation between Aspiration Fund Adviser, LLC, including its principals, and Capital Investment Group, Inc. Serial Number: RCASP0521003

Average Annual Total Returns

Period ended March 31, 2021	Six Months	One Year	Five Year Annualized	Annualized Since Inception 11/16/2015	Net Expense Ratio*	Gross Expense Ratio**
REDWX***	26.49%	76.73%	18.28%	15.28%	0.50%	1.27%
S&P 500 Total Return Index	19.07%	56.35%	16.29%	15.32%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
**Gross expense ratio is from the Fund’s Prospectus dated February 1, 2021.
***Investors in the Fund are clients of Aspiration Fund Adviser, LLC and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 24.49% for the six month period ended, 74.73% for the one year period ended, 16.28% for the five year period ended (annualized), and 13.28% since inception of the Fund (annualized).

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2021
		Shares	Value (Note 1)

COMMON STOCKS - 95.27%

Communication Services - 2.71%
*	Take-Two Interactive Software, Inc.	19,762	$3,491,945
			3,491,945
Consumer Discretionary - 8.41%
*	Aptiv PLC	30,080	4,148,032
*	Coursera, Inc.	14,087	479,966
	Starbucks Corp.	44,398	4,851,369
*	Vail Resorts, Inc.	4,711	1,374,010
			10,853,377
Consumer Staples - 4.83%
	Costco Wholesale Corp.	10,518	3,707,385
	The Procter & Gamble Co.	18,628	2,522,790
			6,230,175
Financials - 17.96%
	Ameriprise Financial, Inc.	17,172	3,991,631
	Marsh & McLennan Cos., Inc.	30,002	3,654,244
	Prudential Financial, Inc.	29,269	2,666,406
	Synchrony Financial	69,832	2,839,369
	The Allstate Corp.	22,267	2,558,478
	Visa, Inc.	22,100	4,679,233
	Voya Financial, Inc.	43,957	2,797,423
			23,186,784
Health Care - 14.23%
	AbbVie, Inc.	36,677	3,969,185
*	American Well Corp.	39,916	693,341
*	Bio-Rad Laboratories, Inc.	6,552	3,742,306
*	Incyte Corp.	24,219	1,968,278
*	Maravai LifeSciences Holdings, Inc.	31,091	1,108,083
	Medtronic PLC	19,400	2,291,722
	UnitedHealth Group, Inc.	12,337	4,590,228
			18,363,143
Industrials - 15.57%
	AGCO Corp.	28,819	4,139,849
*	Bloom Energy Corp.	51,086	1,381,876
*	Montrose Environmental Group, Inc.	56,562	2,838,847
	MSA Safety, Inc.	24,382	3,657,788
*	Shoals Technologies Group, Inc.	29,569	1,028,410
*	Southwest Airlines Co.	61,830	3,775,340
*	The AZEK Co., Inc.	77,802	3,271,574
			20,093,684
Information Technology - 26.79%
*	Akamai Technologies, Inc.	32,962	3,358,828
*	Cadence Design Systems, Inc.	23,461	3,213,922
*	Ciena Corp.	45,011	2,463,002
	Microsoft Corp.	29,705	7,003,548

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021
			Shares	Value (Note 1)

COMMON STOCKS - Continued

	Information Technology - Continued
	µ	NXP Semiconductors NV	22,780	$4,586,525
	*	salesforce.com, Inc.	11,487	2,433,751
	*	SolarEdge Technologies, Inc.	3,066	881,291
	*	Vmware, Inc.	29,251	4,400,813
		Western Digital Corp.	55,439	3,700,553
		Xilinx, Inc.	20,506	2,540,693
				34,582,926
	Materials - 3.76%
		Ecolab, Inc.	10,438	2,234,463
		Linde PLC	9,373	2,625,752
				4,860,215
	Utilities - 1.01%
		American Water Works Co., Inc.	8,703	1,304,754
				1,304,754

		Total Common Stocks (Cost $99,505,670)		122,967,003

REAL ESTATE INVESTMENT TRUST - 3.19%

		Prologis, Inc.	38,900	4,123,400

		Total Real Estate Investment Trust (Cost $3,252,510)		4,123,400

SHORT-TERM INVESTMENT - 1.64%

	§	Fidelity Institutional Money Market Fund - Treasury Portfolio, 0.01%	2,110,614	2,110,614

		Total Short-Term Investment (Cost $2,110,614)		2,110,614

Total Value of Investments (Cost $104,868,794) - 100.10%				$129,201,017

Liabilities in Excess of Other Assets - (0.10)%				(124,123)

NET ASSETS - 100.00%				$129,076,894

§	Represents 7-day effective yield as of March 31, 2021.
*	Non-income producing investment
µ	American Depositary Receipt
The following acronyms or abbreviations are used in this Schedule:
	NV - Netherlands Security
	PLC - Public Limited Company

				(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021

Summary of Investments
	% of Net
By Sector	Assets	Value
Communication Services	2.71%	$ 3,491,945
Consumer Discretionary	8.41%	10,853,377
Consumer Staples	4.83%	6,230,175
Financials	17.96%	23,186,784
Health Care	14.23%	18,363,143
Industrials	15.57%	20,093,684
Information Technology	26.79%	34,582,926
Materials	3.76%	4,860,215
Utilities	1.01%	1,304,754
Real Estate Investment Trust	3.19%	4,123,400
Short-Term Investment	1.64%	2,110,614
Liabilities in Excess of Other Assets	-0.10%	(124,123)
Total Net Assets	100.00%	$ 129,076,894

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2021

Assets:
Investments, at value (cost $104,868,794)	$129,201,017
Cash	215
Receivables:
Investments sold	391,140
Fund shares sold	113,263
Dividends and interest	44,666
From Advisor	25,730
Prepaid expenses:
Registration and filing expenses	20,988
Fund accounting fees	2,305
Transfer agent fees	609

Total assets	129,799,933

Liabilities:
Payables:
Investments purchased	479,966
Fund shares purchased	178,598
Accrued expenses:
Professional fees	41,445
Custody fees	7,871
Trustee fees and meeting expenses	5,630
Shareholder fulfillment fees	3,852
Distribution and service fees	2,039
Insurance fees	1,980
Compliance fees	1,432
Security pricing fees	162
Administration fees	64

Total liabilities	723,039

Net Assets	$129,076,894

Net Assets Consist of:
Paid in Capital	$96,739,951
Distributable earnings	32,336,943

Total Net Assets	$129,076,894
Shares Outstanding, no par value (unlimited authorized shares)	7,907,857
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$16.32

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2021

Investment Income:
Dividends	$710,566

Total Investment Income	710,566

Expenses:
Transfer agent fees (note 2)	256,649
Administration fees (note 2)	60,529
Custody fees (note 2)	41,754
Trustee fees and meeting expenses	33,493
Professional fees	29,840
Fund accounting fees (note 2)	20,542
Registration and filing expenses	20,428
Compliance fees (note 2)	5,904
Distribution and service fees (note 3)	4,914
Security pricing fees	2,488

Total Expenses	476,541

Expenses reimbursed by advisor (note 2)	(184,432)

Net Expenses	292,109

Net Investment Income	418,457

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	9,865,717

Change in unrealized appreciation on investments	16,305,727

Realized and Unrealized Gain on Investments	26,171,444

Net Increase in Net Assets Resulting from Operations	$26,589,901

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the fiscal year or period ended	2021 (a)	2020

Operations:
Net investment income	$418,457	$721,799
Net realized gain (loss) on investment transactions	9,865,717	(241,968)
Net change in unrealized appreciation on investments	16,305,727	8,312,042

Net Increase in Net Assets from Operations	26,589,901	8,791,873

Distributions to Shareholders	-	(7,883,617)
Return of Capital	-	(203,293)

Decrease in Net Assets Resulting from Distributions	-	(8,086,910)

Beneficial Interest Transactions
Shares sold	13,975,562	33,009,985
Reinvested dividends and distributions	-	8,043,317
Shares repurchased	(11,709,720)	(26,133,946)

Net Increase in Beneficial Interest Transactions	2,265,842	14,919,356

Net Increase in Net Assets	28,855,743	15,624,319

Net Assets:
Beginning of period	100,221,151	84,596,832
End of period	$129,076,894	$100,221,151

Share Information:
Shares Sold	924,189	2,719,714
Reinvested Distributions	-	600,749
Shares repurchased	(777,130)	(2,164,634)
Net Increase in Shares of Beneficial Interest	147,059	1,155,829

(a) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights
	Investor Class Shares
For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2021	(d)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$12.91		$12.81	$13.63	$12.82	$10.81

Income from Investment Operations
Net investment income	0.06		0.15	0.14	0.14	0.13
Net realized and unrealized gain
on investments	3.35		1.15	0.06	1.25	2.43

Total from Investment Operations	3.41		1.30	0.20	1.39	2.56

Less Distributions to Shareholders From:
Net investment income	-		(0.58)	(0.12)	(0.06)	(0.21)
Net realized gains	-		(0.59)	(0.90)	(0.52)	(0.34)
Return of capital	-		(0.03)	-	-	-

Total Distributions	-		(1.20)	(1.02)	(0.58)	(0.55)

Net Asset Value, End of Period	$16.32		$12.91	$12.81	$13.63	$12.82

Total Return (c)	26.49%	(b)	9.96%	2.95%	11.28%	24.70%

Net Assets, End of Period (in thousands)	$129,077		$100,221	$84,597	$79,130	$37,249

Ratios of:
Gross Expenses to Average Net Assets	0.81%	(a)	1.28%	1.50%	1.41%	2.65%
Net Expenses to Average Net Assets	0.50%	(a)	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average
Net Assets	0.72%	(a)	0.78%	1.23%	1.06%	0.83%

Portfolio turnover rate	24.99%	(b)	161.38%	135.10%	110.18%	131.83%

(a) Annualized.
(b) Not annualized.
(c)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 24.49%, 7.96%, 0.95%, 9.28%, and 22.70% for the period/years ended March 31, 2021 and September 30, 2020, 2019, 2018, and 2017, respectively.

(d) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

1.  Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITS”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2021, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Investment Valuation
Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when it is determined that such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time the Funds’ NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the, Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board of Trustees, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities  and developments related to specific securities.  If the Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2021 for the Fund’s investments measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$122,967,003	$122,967,003	$-	$-
Real Estate Investment Trust	4,123,400	4,123,400	-	-
Short-Term Investment	2,110,614	2,110,614	-	-
Total Investments	$129,201,017	$129,201,017	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal period ended March 31, 2021.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as the environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of REITS, shares of investment companies, convertible securities, warrants, and rights.  The Fund may purchase equity securities in an IPO provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: management risk, market risk, equity securities risk, focused investment risk, derivatives risk, convertible securities risk, limited capitalization risk, portfolio turnover risk, IPOs risk, foreign investment risk, futures risk, leverage risk associated with financial instruments, investment company risk, REITS risk, temporary defensive positions risk, and cybersecurity risk.  The Fund held no derivatives as of and for the fiscal period ended March 31, 2021.

The impact of the coronavirus (“COVID-19”) outbreak on the financial results of the Fund will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”).

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

2.	Transactions with Related Parties and Service Providers

Advisor
Under the Fund’s investment advisory agreement, Aspiration Fund Adviser, LLC (the “Advisor”) receives an annual advisory fee of 0.00% of the Fund’s average daily net assets.  In other words, the Advisor does not charge any management fees with respect to the Fund. Only clients of the Advisor may invest in the Fund. These advisory clients must establish an advisory relationship and open an individual advisory account with the Advisor before investing in the Fund.  The Advisor does not impose a set fee to manage the individual advisory accounts.  Instead, advisory clients can pay the Advisor a fee in the amount they believe is fair to manage their individual advisory accounts.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (other than brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
March 31, 2021 September 30, 2020	$184,432 $715,381	March 31, 2024 September 30, 2023
September 30, 2019	$794,797	September 30, 2022

Sub-Advisor
UBS Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $60,529 of fees by the Administrator for the fiscal period ended March 31, 2021.

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $20,542 of fees by The Nottingham Company for the fiscal period ended March 31, 2021.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $5,904 in compliance fees for fiscal period ended March 31, 2021.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $41,754 in custody fees for the fiscal period ended March 31, 2021.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $256,649 to the Transfer Agent for the fiscal period ended March 31, 2021.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

For the period from October 1, 2020 through December 31, 2020, the Distributor received $5,000 per year paid in monthly installments for services provided and expenses assumed.

Effective January 1, 2021, the Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.

The Fund incurred $5,670 in distribution expenses for the fiscal period ended March 31, 2021.  These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust
As of March 31, 2021, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs.  For the fiscal period ended March 31, 2021, $4,914 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$31,041,007	$28,253,491

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2021.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period ended September 30, 2018 through September 30, 2020 and through the fiscal period ended March 31, 2021.  As of and during the fiscal period ended March 31, 2021, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2021, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year/period ended September 30, 2020 and March 31, 2021 were characterized for tax purposes as follows:

	March 31, 2021	September 30, 2020
Ordinary Income	$ -	$7,336,323
Return of Capital	-	203,293
Long-Term Capital Gains	-	547,294

At March 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$104,868,794

Gross Unrealized Appreciation	25,063,279
Gross Unrealized Depreciation	(731,056
Net Unrealized Appreciation	$ 7,153,396

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2021, there were no control persons of the Fund.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the policies and procedures used to determine how to vote proxies relating to portfolio securities of the Fund is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2021.

During the fiscal period ended March 31, 2021, the Fund paid no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,264.90	$2.82
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/365 (to reflect the six month period).

5.     Approval of Investment Advisory Agreement

The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 8, 2020, the Trustees approved the continuation of the Investment Advisory Agreement for a one-year period. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.

The Board reviewed the information prepared by the Advisor relating to the renewal of the Investment Advisory Agreement, including the Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other things, the Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Advisory Agreement.

In deciding whether to approve the continuation of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for overseeing the Sub-Adviser’s investment process and decisions, and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund’s shares.  The Trustees also evaluated: the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

After reviewing the foregoing information and additional information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Broadridge peer group averages). The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Advisor’s experience overseeing the management of the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

(iii)
Fees and Expenses; Fall-out Benefits to the Advisor.  The Board consider the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund. In considering the costs of the services provided by the Advisor and the benefits derived by the Advisor and its affiliates, the Trustees noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that those clients pay the Advisor directly, rather than through the Fund via a management fee charged to the Fund.

The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed its financial stability. The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including the promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund.

The Trustees then compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of funds, the nature of their investment strategy, and their style of investment management, among other factors.

Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that, due to the Advisor’s receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was acceptable.

(v)
Economies of Scale. The Trustees noted that the Fund does not have a traditional advisory fee. The Trustees noted that shareholders would benefit from their ability to individually allocate between 0.0% and 2.0% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

6.     Approval of Investment Sub-Advisory Agreement

The Sub-Advisor manages the Fund's daily activity pursuant to an Investment Sub-Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 8, 2020, the Trustees approved the continuation of the Investment Sub-Advisory Agreement for a one-year period. In considering whether to approve the Investment Sub-Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.

The Board reviewed the information prepared by the Sub-Advisor relating to the renewal of the Investment Sub-Advisory Agreement, including the Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other things, the Sub-Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Sub-Advisory Agreement.

In deciding on whether to approve the continuation of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities) and its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies, and limitations.  The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisors, and applicable peer group data (e.g., Broadridge peer group average). The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies, and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

(iii)
Fees and Expense; Fall-out Benefits to the Sub-Advisor. The Trustees noted that the fee under the Investment Sub-Advisory Agreement was a percentage of fees received by the Advisor from clients of Aspiration invest in the Fund, calculated after the Advisor’s 10% donation to charity. The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; the financial condition of the Sub-Advisor; the asset level of the Fund.

The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund’s management fee was lower than most of the comparable and lower than the peer group average. The Trustees also determined that the Fund’s net expense ratio was lower than the comparable funds and the peer group average.

Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Sub-Advisor’s service to the Fund, and after further discussion, concluded that the Sub-Advisor’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Sub-Advisory Agreement for the Fund.

7.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2019. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Aspiration Fund Adviser, LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a governance committee to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

As of March 31, 2021

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through October 31, 2020. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292	Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292

Telephone: 800-683-8529	Telephone: 800-683-8529

World Wide Web @:	World Wide Web @:

aspiration.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer
Date:	June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrei Cherny
Andrei Cherny President and Principal Executive Officer

Date:	June 3, 2021

By:	/s/ Mike Shuckerow
Mike Shuckerow Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 2, 2021